WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
WARRANTS
WARRANTS

NOTE 6: WARRANTS

Below is a table summarizing the Company’s outstanding warrants as of March 31, 2014 and December 31, 2013:

	Number of Warrants	Wtd Avg. Exercise Price	Wtd Avg. Remaining Term	Intrinsic Value
Outstanding at December 31, 2013	18,770,591	$0.35	4.64	—

Granted	2,014,308	0.40	4.16	—
Less Exercised	1,300,000	0.01	—	—

Outstanding at March 31, 2014	19,484,899	$0.38	4.32	$1,918,848

The warrants were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 3.17 years, expected volatility of 100%, risk free interest rate of 1.55% to 1.76%, and expected dividend yield of 0%.

On November 16, 2013, the Company issued warrants to purchase1,300,000 of common stock which vested immediately and have an exercise price of $0.01 per share and expire on December 13, 2018. The fair value on the grant date of the options was $331,287 and the expense for year ended December 31, 2013 was determined to be $331,286. As of March 31, 2014, these warrants have been exercised in their entirety.

On January 27, 2014, the Company issued five-year fully-vested warrants to purchase 250,000 shares of the Company’s common stock with an exercise price of $0.40 per share. The fair value on the grant date of the warrants was $49,469 and the expense for the three months ended March 31, 2014 was determined to be $49,469. As of March 31, 2014, these warrants have not been exercised.

On January 30, 2014, the Company sold an aggregate of 666,667 units to two accredited investors for gross proceeds of $200,000 in the Second Private Placement.  The units in the Second Private Placement consisted of 666,667 shares of the Company’s common stock and warrants to purchase an additional 666,667 shares of the Company’s common stock, as well as 53,334 placement agent warrants.  The warrants in the Second Private Placement have a term of five years, an exercise price of $0.40 per share and a fair value determined to be $136,707. As of March 31, 2014, these warrants have not been exercised.

On February 3, 2014, the Company issued 44,307 shares of common stock and five-year fully-vested warrants to purchase 44,307 shares of common stock with an exercise price of $0.40 per share for payment for services. The fair value on the grant date of the warrants was $9,103 and the expense for the three months ended March 31, 2014 was determined to be $9,103. As of March 31, 2014, these warrants have not been exercised.

On March 24, 2014, the Company issued warrants to purchase 1,000,000 shares of common stock. The warrants vest as follows: one warrant share for every $10 of gross sales by the Company during the 12-month period immediately following the date of grant to customers introduced by an affiliate of the warrant holder. The warrants have an exercise price of $0.40 per share and an expiration date of March 24, 2019. The fair value on the grant date of the warrants was $346,997 and the warrant expense for March 31, 2014 was determined to be $346,997. As of March 31, 2014, these warrants have not been exercised.

For the three months ended March 31, 2014 and 2013, the Company has incurred warrant-based expense of $405,569 and $0, respectively. For the three months ended March 31, 2014 and 2013, stock compensation expense related to the options, warrants and performance stock units totaled $807,356  and $86,006, respectively. The total stock compensation expense related to the options, warrants and performance stock units to be amortized through March 2017 is $2,402,590  as of March 31, 2014.

NOTE 12: WARRANTS

On March 19, 2013, the Company’s board of directors approved the issuance of warrants to James Crawford, Nathaniel Bradley and Sean Bradley to purchase up to 464,593, 1,696,155 and 1,491,924, respectively, shares of the Company’s common stock in consideration for the release of an aggregate of $913,168 due to the issuees. The warrants have an issuance date of March 19, 2013, expire on March 19, 2018, have a strike price of $0.25 per share, and vest in 1/3 increments on the annual anniversaries of the issuance. The warrants to purchase up to an aggregate of 3,652,672 shares of common stock were valued at $913,168, which is the same amount as the related party payables forgiven.

On May 10, 2013, the Company’s board of directors approved the issuance of a warrant to a third party to purchase up to 41,872 shares of the Company’s common stock in settlement of accounts payable. The warrant expires on May 10, 2018, has a strike price of $1.22 per share, and was vested upon grant. The warrant was valued at $51,000, which is the same amount as the accounts payable forgiven.

On June 30, 2013, the Company’s board of directors approved the issuance of warrants to James Crawford, Nathaniel Bradley and Sean Bradley to purchase up to 38,333, 32,500 and 28,333, respectively, shares of the Company’s common stock in consideration for the release of an aggregate of $38,333 due to the issuees. The warrants have an issuance date of June 30, 2013, expire on June 30, 2016, have a strike price of $0.50 per share, and were vested upon grant. The warrants to purchase up to 99,166 an aggregate of shares of common stock were valued at $38,333, which is the same amount as the related party payables forgiven.

In the 2013, pursuant to a private placement (the “Private Placement”), the Company sold 1,142,000 units to a group of accredited investors, with each unit consisting of one share of the Company’s common stock and a three-year warrant to purchase one share of the Company’s common stock.  The warrants included in the units have an exercise price of $0.50 per share. The purchase price of each unit was $0.50. As of December 31, 2013, 1,042,000 shares of the Company’s common stock were issued and warrants to purchase up to a total of 1,042,000 shares of the Company’s common stock were to be issued in connection with the Private Placement.

During 2013, the Company’s board of directors approved the issuance of warrants to multiple entities to purchase up to 405,000, in aggregate, shares of Company common stock as a part of the service contracts. The warrants expire in five years, have a strike price of $0.25 - $0.60 per share, and were vested upon grant. The warrants to purchase up to 405,000 an aggregate of shares of common stock were valued at $98,851 and was expensed during the year ended December 31, 2013.

On August 3, 2013, the Company issued a warrant to purchase up to 20,000 shares of Company common stock to the issuer of the $150,000 note detailed in Note 7. The warrant has an issue date of August 3, 2013, expires on August 3, 2018, has a strike price of $0.50, and was vested upon grant. The warrant was valued at $6,930 and recorded as a debt discount to the note.

During the November and December of 2013, the Company issued a warrant to purchase up to 28,400 shares of Company common stock to the issuer of the $224,000 note detailed in Note 6. The warrant will expire in five years, has a strike price of $0.40, and was vested upon grant. The warrant was valued at $6,901 and recorded as a debt discount to the note.

On September 30, 2013, the Company’s board of directors approved the issuance of warrants to James Crawford, Nathaniel Bradley, Sean Bradley and Ted O’Donnell to purchase up to 95,394, 103,128, 67,033, and 28,360, respectively, shares of the Company’s common stock in consideration for the release of an aggregate of $71,250 due to the issuees. The warrants have an issuance date of September 30, 2013, expire on September 30, 2016, have a strike price of $0.39 per share, and were vested upon grant. The warrants to purchase up to 293,915 an aggregate of shares of common stock were valued at $71,250, which is the same amount as the related party payables forgiven.

On November 16, 2013, the Company issued 1,300,000 warrants which vest immediately and have an exercise price of $0.01 and expire on December 13, 2018. The warrants were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 5 years, expected volatility of 100%, risk free interest rate of 1.68%, and expected dividend yield of 0%. The value on the grant date of the options was $331,287 and the expense for December 31, 2013 and 2012 was determined to be $331,286 and $0. As of December 31, 2013, no options have been exercised from this tranche of options.

On December 24, 2013, the Company sold 10,088,336 units as a part of a private placement to a group of accredited investors, with each unit consisting of one share of the Company’s common stock and and a three-year warrant to purchase one share of the Company’s common stock.  The warrants included in the units have an exercise price of $0.40 per share. The purchase price of each unit was $0.30. As of December 24, 2013, 10,088,336  shares of the Company’s common stock and warrants to purchase up to a total of 10,888,336  shares of the Company’s common stock were to be issued in connection with the Private Placement. The Company received net cash of $2,750,092 from the sale of units.

During the year ended December 31, 2013, a related party converted $199,000 of related party loan and $25,000 acrued salary 746,667of the Company common stock along with warrant  to purchase 746,677 shares of the Company’s common stock. The warrant shall vest immediately with s strike price of $0.4 and expire in 2018.

There was no warrant activity before 2013. Below is a table summarizing the Company’s outstanding warrants as of December 31, 2012 and December 31, 2013:

			Wtd Avg.
	Number of Shares	Wtd Avg. Exercise Price	Remaining Term	Intrinsic Value
None outstanding at December 31, 2012	—	—	—	—

Granted	18,770,591	0.35	4.62	$416,000

Outstanding at December 31, 2013	18,770,591	0.35	4.62	—

The warrants were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.5 to 5.0 years, expected volatility of 100% to 250%, risk free interest rate of 0.82% to 1.68%, and expected dividend yield of 0%.

For the year ended December 31, 2013 and 2012, the Company has incurred warrants based expense of $430,138 and $0.